UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017

13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kian Ghazi
Title:    Managing Member
Phone:    212-207-3537

Signature, Place and Date of Signing:


/s/ Kian Ghazi                 New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total: $ 76,071
                                   (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
ANNTAYLOR STORES CORP         COM              036115103    3,413       591,500  SH          SOLE       NONE     591,500
AUTHENTEC INC                 COM              052660107    3,020     1,808,249  SH          SOLE       NONE   1,808,249
CORE MARK HOLDING CO INC      COM              218681104   11,510       534,872  SH          SOLE       NONE     534,872
FLUOR CORP NEW                COM              343412102    2,207        49,196  SH          SOLE       NONE      49,196
FROZEN FOOD EXPRESS INDS INC  COM              359360104   11,725     2,064,220  SH          SOLE       NONE   2,064,220
JACOBS ENGR GROUP INC DEL     COM              469814107    2,482        51,600  SH          SOLE       NONE      51,600
LEARNING TREE INTL INC        COM              522015106    4,420       518,742  SH          SOLE       NONE     518,742
NUTRACEUTICAL INTL CORP       COM              67060Y101    3,829       497,913  SH          SOLE       NONE     497,913
SCHOLASTIC CORP               COM              807066105    6,304       464,189  SH          SOLE       NONE     464,189
UNIVERSAL TECHNICAL INST INC  COM              913915104   23,788     1,385,415  SH          SOLE       NONE   1,385,415
VIRTUAL RADIOLOGIC CORPORATI  COM              92826B104    3,373       397,801  SH          SOLE       NONE     397,801

SK 21676 0006 965670